Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Condensed Financial Statements, Captions [Line Items]
Currency translation differences, taxes	$ 1	$ 7
Change in fair value of available-for-sale financial instruments, taxes	0	0
Share of other comprehensive loss of joint venture and associate, taxes	0	0
Change in fair value of marketable equity securities, taxes	(3)	(7)
Remeasurements of retirement benefit plans, tax	(13)	0
Discontinued operations
Condensed Financial Statements, Captions [Line Items]
Remeasurements of retirement benefit plans, tax	$ 0	$ (30)